UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30,

Date of reporting period: February 28, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS LARGE CAP GROWTH FUND

FORM N-Q

February 28, 2007

Legg Mason Partners Large Cap Growth Fund

Schedule of Investments (unaudited)	February 28, 2007

Shares	Security	Value

COMMON STOCKS — 100.0%
CONSUMER DISCRETIONARY — 17.9%
Internet & Catalog Retail — 9.4%
8,500,000	Amazon.com Inc. *	$332,690,000
4,470,000	IAC/InterActiveCorp. *	175,224,000

	Total Internet & Catalog Retail	507,914,000

Media — 5.9%
8,050,000	Time Warner Inc.	163,817,500
4,470,000	Walt Disney Co.	153,142,200

	Total Media	316,959,700

Specialty Retail — 2.6%
3,500,000	Home Depot Inc.	138,600,000

	TOTAL CONSUMER DISCRETIONARY	963,473,700

CONSUMER STAPLES — 11.4%
Beverages — 4.9%
2,900,000	Coca-Cola Co.	135,372,000
2,060,000	PepsiCo Inc.	130,089,000

	Total Beverages	265,461,000

Food Products — 2.9%
3,125,000	Wm. Wrigley Jr. Co.	155,625,000

Household Products — 3.6%
3,040,000	Procter & Gamble Co.	193,009,600

	TOTAL CONSUMER STAPLES	614,095,600

FINANCIALS — 14.6%
Capital Markets — 6.8%
2,680,000	Merrill Lynch & Co. Inc.	224,262,400
1,880,000	Morgan Stanley	140,849,600

	Total Capital Markets	365,112,000

Diversified Financial Services — 1.3%
2,250,000	Nasdaq Stock Market Inc. *	67,342,500

Insurance — 6.5%
2,060,000	American International Group Inc.	138,226,000
2,000	Berkshire Hathaway Inc., Class A Shares *	212,380,000

	Total Insurance	350,606,000

	TOTAL FINANCIALS	783,060,500

HEALTH CARE — 21.0%
Biotechnology — 14.1%
4,400,000	Amgen Inc. *	282,744,000
3,000,000	Biogen Idec Inc. *	135,570,000
4,000,000	Genentech Inc. *	337,480,000

	Total Biotechnology	755,794,000

Health Care Equipment & Supplies — 2.1%
2,240,000	Medtronic Inc.	112,806,400

Pharmaceuticals — 4.8%
1,970,000	Johnson & Johnson	124,208,500
5,300,000	Pfizer Inc.	132,288,000

	Total Pharmaceuticals	256,496,500

	TOTAL HEALTH CARE	1,125,096,900

INFORMATION TECHNOLOGY — 35.1%
Communications Equipment — 10.5%
6,027,526	Cisco Systems Inc. *	156,354,025
5,500,000	Juniper Networks Inc. *	104,005,000

See Notes to Schedule of Investments.

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Legg Mason Partners Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	February 28, 2007

Shares	Security	Value

Communications Equipment — 10.5% (continued)
8,435,070	Motorola Inc.	$156,217,496
3,700,000	QUALCOMM Inc.	149,036,000

	Total Communications Equipment	565,612,521

Internet Software & Services — 10.1%
3,840,000	Akamai Technologies Inc. *	198,028,800
5,010,000	eBay Inc. *	160,620,600
6,000,000	Yahoo! Inc. *	185,160,000

	Total Internet Software & Services	543,809,400

Semiconductors & Semiconductor Equipment — 6.3%
7,100,000	Intel Corp.	140,935,000
6,263,400	Texas Instruments Inc.	193,914,864

	Total Semiconductors & Semiconductor Equipment	334,849,864

Software — 8.2%
3,500,000	Electronic Arts Inc. *	176,470,000
4,664,016	Microsoft Corp.	131,385,331
5,940,000	Red Hat Inc. *	133,353,000

	Total Software	441,208,331

	TOTAL INFORMATION TECHNOLOGY	1,885,480,116

	TOTAL INVESTMENTS — 100.0% (Cost — $3,781,454,236#)	5,371,206,816
	Other Assets in Excess of Liabilities — 0.0%	1,775,799

	TOTAL NET ASSETS — 100.0%	$5,372,982,615

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Large Cap Growth Fund (the “Fund”) is a separate diversified investment series fund of the Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,689,905,478
Gross unrealized depreciation	(100,152,898)
Net unrealized appreciation	$1,589,752,580

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 26, 2007